Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2024	Aug. 15, 2024
Document Information Line Items
Entity Registrant Name	NEUROMIND AI CORP.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F for the date of event requiring the filing of this report of NeuroMind AI Corp. (f/k/a Genesis Growth Tech Acquisition Corp., the “Company”), as originally filed with the U.S. Securities and Exchange Commission on August 15, 2024 (the “Original Form 20-F”). The Company is filing this Amendment solely to (A) correct a clerical error in inadvertently checking the filing type of “Registration Statement Pursuant to Section 12(b) or 12(g) of the Securities Exchange Act of 1934”, by checking the filing type of “Shell Company Report Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934”; (B) incorporate by reference the Company’s audited and unaudited financial statements; (C) revise Item 10 (G) “Statement by Experts”; and (D) clarify that the Company’s securities trade on the expert market which is operated by OTC Markets Group, Inc.Other than as required to reflect the changes discussed above, this Amendment does not, and does not purport to, amend, update or restate any other information in the Original Form 20-F, or reflect any events that have occurred after the filing of the Original Form 20-F.
Entity Central Index Key	0001865697
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Entity Emerging Growth Company	true
Entity Shell Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Document Shell Company Event Date	Aug. 09, 2024
Entity File Number	001-41138
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Bahnhofstrasse 3
Entity Address, City or Town	Hergiswil Nidwalden
Entity Address, Country	CH
Entity Address, Postal Zip Code	6052
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Auditor Firm ID	206
Business Contact
Document Information Line Items
Entity Address, Address Line One	Bahnhofstrasse 3
Entity Address, City or Town	Hergiswil Nidwalden
Entity Address, Country	CH
Entity Address, Postal Zip Code	6052
Contact Personnel Name	Eyal Perez
City Area Code	+41
Local Phone Number	78 607 99 01
Contact Personnel Email Address	ep@genfunds.com
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Document Information Line Items
Trading Symbol	GGAUF
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Security Exchange Name	NONE
Class A ordinary shares par value $0.0001 per share, included as part of the units
Document Information Line Items
Trading Symbol	GGAAF
Title of 12(b) Security	Class A ordinary shares par value $0.0001 per share, included as part of the units
Security Exchange Name	NONE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Document Information Line Items
Trading Symbol	GGAAWF
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Security Exchange Name	NONE
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		13,637
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		6,325,000